Note 40 - Fee and commission income and expenses - Fee And Commission Expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Fee And Commission Income Expenses
DemandAccountsExpenses	€ 5,000,000	€ 6,000,000		€ 11,000,000
Credit and debit cards	1,130,000,000	1,566,000,000		1,403,000,000
Transfers and other payment orders Expenses	97,000,000	81,000,000		36,000,000
Commissions for selling insurance	54,000,000	54,000,000		48,000,000
SecuritiesAdministrationAndCustody	52,000,000	30,000,000		29,000,000
Other fee and commissions	519,000,000	548,000,000		531,000,000
Total Fee and commission expense (Income Statement)	€ 1,857,000,000	€ 2,284,000,000	[1]	€ 2,059,000,000	[1]

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).